Long Term Debt (Credit Facilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,635	$ 1,624
Long-term Line of Credit	899	598
Letters of Credit Outstanding, Amount	77	44
Use Of Available Facilities	976	642
Line of Credit Facility, Remaining Borrowing Capacity	659	982
Emera Inc | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 900	900
Line of Credit Facility, Expiration Date	Jun. 30, 2020
Overdraft limit on lines of credit accounts		$ 50
Nova Scotia Power Inc. [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date	Oct. 01, 2023	Oct. 01, 2021
Nova Scotia Power Inc. [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 600	$ 600
Line of Credit Facility, Expiration Date	Oct. 31, 2023
Overdraft limit on lines of credit accounts		50
Emera Maine [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 109	100
Line of Credit Facility, Expiration Date	Feb. 28, 2023
The Barbados Light and Power Company Limited [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 26	$ 24
The Barbados Light and Power Company Limited [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date	Dec. 31, 2022
The Barbados Light and Power Company Limited [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date	Dec. 31, 2021